Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Commitments [Abstract]
Schedule of minimum committed lease payments

	Base rent	Variable rent	Total
2023	$55,376	$51,846	$107,222
2024	23,073	21,603	44,676
	$78,449	$73,449	$151,898

(ii)The Corporation has signed various agreements with consultants to provide services. Under the agreements, the Corporation has the following remaining commitments.

Schedule of outstanding commitment to consultants

2023	$104,815

(iii)Cardiol entered into a development agreement (the “Caro Development Agreement”) with the Clinical Academic Research Organization, S.A. DE C.V. (“Caro”) dated August 28, 2018, for the further research and development of proprietary drug formulations for the treatment of heart failure. Caro is a Mexican corporation dedicated to providing clinical and scientific experimentation and consulting, as well as performing development activities by itself or through third-party providers.